SHAREHOLDERS' EQUITY - Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Net income attributable to a non-controlling interest	$ 202	$ 209